Due to the size and complexity of the Mogiana Group operations, at the disclosure date of this condensed interim financial information, the evaluation by an independent party of the fair value of the assets acquired and liabilities assumed is in progress. (Details) - BRL (R$)
R$ in Thousands
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	R$ 6,889,844	R$ 7,576,625
Marketable securities	343,182	314,158
Trade and other receivables	3,586,751	4,136,421
Inventories	9,258,921	6,802,759
Recoverable taxes	883,740	899,120
Property, plant and equipment, net	12,822,742	12,215,580	R$ 12,276,889
Intangible assets	6,245,045	5,220,102	4,908,079
Total	53,048,848	49,664,906
Liabilities
Trade accounts payable	11,077,197	8,996,206
Loans and borrowings	2,861,250	1,059,984
Lease liability	485,905	383,162	R$ 376,628
Taxes payable	372,343	395,630
Labor Obligations	1,003,089	940,816
Employee benefits	125,312	125,230
Deferred Taxes	34,482	26,527
Total	25,138,709	R$ 25,411,044
Mogiana alimentos sa [Member]
Assets
Cash and cash equivalents	938
Marketable securities	29,842
Trade and other receivables	61,184
Inventories	55,334
Recoverable taxes	29,020
Property, plant and equipment, net	101,618
Intangible assets	1,064
Other assets	5,500
Total	284,500
Liabilities
Trade accounts payable	55,838
Loans and borrowings	22,734
Lease liability	11,147
Taxes payable	10,438
Labor Obligations	6,296
Contingencies	8,363
Employee benefits	2,081
Deferred Taxes	750
Other liabilities	14,506
Total	132,153
Net assets acquired	152,347
Fair value of consideration transferred	435,773
Preliminary goodwill	R$ 283,426